UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:     333-206361-11

Central Index Key Number of the issuing entity:     0001709967

JPMCC Commercial Mortgage Securities Trust 2017-JP7
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:     333-206361

Central Index Key Number of the depositor:     0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

Benefit Street Partners CRE Finance LLC
(Central Index Key Number 0001632269)

Starwood Mortgage Funding VI LLC
(Central Index Key Number 0001682518) (Exact name of sponsor as specified in its charter)

Kunal K. Singh, (212) 834-5467
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 14, 2017

J.P. MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORP.

By:	/s/ Kunal K. Singh
Name: Kunal K. Singh
Title: President and Chief Executive Officer

INDEX TO EXHIBITS

Item 601(b) of Regulation S-K Exhibit No.	Description	Paper (P) or Electronic (E)
102	Asset Data File.	(E)
103	Asset Related Document.	(E)